Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Accounting policies
Recent Accounting Pronouncements
Recently Adopted Accounting Standards

Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities - Effective January 1, 2013, we adopted the accounting standards update that expands the disclosure requirements for the offsetting of assets and liabilities related to certain financial instruments and derivative instruments.  The update requires disclosures to present both gross information and net information for financial instruments and derivative instruments that are eligible for net presentation due to a right of offset, an enforceable master netting arrangement or similar agreement.  The update is effective for interim and annual periods beginning on or after January 1, 2013.  The adoption did not have an effect on our interim consolidated financial statements.